SUPPLEMENT TO
FIDELITY MORTGAGE SECURITIES FUND'S
SEPTEMBER 20, 1996 PROSPECTUS
At a recent meeting, the Board of Trustees voted to allow Fidelity Mortgage Securities Fund to create additional classes of shares that will be sold primarily through financial intermediary distribution channels. The current single existing class of shares of the fund, which will become known as the "Initial Class," will be closed to new accounts effective on or about February 28, 1997. Initial Class shareholders on or prior to that date, including participants in an employee benefit plan which offered the fund on or prior to that date (except participants in an employee benefit plan for which an affiliate of FMR maintains the accounts at the participant level other than pursuant to a recordkeeping agreement), will continue to be able to purchase Initial Class shares of the fund.
   The following information replaces similar information found in "How to Buy Shares" on page 18.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
TO ADD TO AN ACCOUNT $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES", PAGE 23.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found in "How to Sell Shares" on page 20.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$    2,000    worth of shares in the account to keep it open ($500 for
retirement accounts).
The following information replaces similar information found in "Transaction Details" on page 27.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW    $    2,000   , you will be given
30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO THE FIDELITY GINNIE MAE FUND'S SEPTEMBER 20, 1996 PROSPECTUS
   The following information replaces similar information found in "How to Buy Shares" on page 16.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts  $500
TO ADD TO AN ACCOUNT $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts  $250
Through regular investment plans*  $100
MINIMUM BALANCE $2000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts  $500
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO THE "INVESTOR SERVICES" SECTION ON PAGE 20.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.

The following information replaces the similar information found in "How to Sell Shares" on page 18.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces the similar information found in "Transaction Details" on page 25.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO FIDELITY'S SPARTAN LIMITED MATURITY GOVERNMENT FUND SEPTEMBER 20, 1996 PROSPECTUS
   The following information replaces similar information found in "How to Buy Shares" on page 16:
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $10,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts  $10,000
TO ADD TO AN ACCOUNT  $1,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $1,000
Through regular investment plans*   $500
MINIMUM BALANCE $5,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $5,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 20.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found in "Transaction Details" on page 25:
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.